Stock Option Activity (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Number of shares
Outstanding, beginning of year		3,403,001	3,419,201
Options granted		842,000
Options exercised
Options forfeited		(26,457)	(3,227)
Options cancelled		(16,860)	12,973
Outstanding, end of year	4,201,684	4,201,684	3,403,001
Option Exercisable at end of year	3,124,455	3,124,455	2,949,041
Weighted Average Exercise Price
Weighted average exercise price, beginning of year		$ 1.72	$ 1.72
Options granted		$ 0.78
Options forfeited		$ 1.67	$ 1.68
Options cancelled		$ 1.35	$ 1.68
Weighted average exercise price, end of year	$ 0.83	$ 0.83	$ 1.72
Option Exercisable at end of year	$ 0.85	$ 0.85	$ 1.73